FINANCIAL RISK MANAGEMENT - OFFSETTING FINANCIAL ASSETS AND LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL RISK MANAGEMENT
Gross amount of derivative financial assets	$ 26.9	$ 36.7
Related liabilities subject to master netting arrangements of derivative financial assets	(23.6)	(30.3)
Cash collateral received	11.1	10.7
Net exposure of derivative financial assets	14.3	17.1
Gross amount of derivative financial liabilities	(37.8)	(30.9)
Related assets subject to master netting arrangements of derivative financial liabilities	23.6	30.3
Net exposure of derivative financial liabilities	$ (14.2)	$ (0.6)